Financial instruments - Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Possible 25% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (9,226,995)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(2,604,422)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(896,742)
Possible 25% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(183,663)
Possible 25% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 4,236
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%
Remote 50% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (19,121,860)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(4,992,835)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(1,788,477)
Remote 50% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(367,326)
Remote 50% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	8,478
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(4,328,970)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(1,843,087)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(331,876)
Probable (base value) | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(80,759)
Probable (base value) | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 16,973
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	24 years	24 years